Note 16 - Segment Information, Reconciliation of revenues from segment to consolidated (Detail) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	$ 32,613	$ 27,559
Inter-segment net operating revenues	0	0
Net operating revenues	32,613	27,559
Cost of sales	(19,033)	(15,257)
Depreciation, depletion and amortization	(2,275)	(2,042)
Exploration, including exploratory dry holes	(524)	(539)
Impairment	0	(94)
Selling, general and administrative expenses	(2,322)	(2,052)
Research and development expenses	(296)	(217)
Other operating expenses	(769)	(1,057)
Costs and expenses	(25,219)	(21,258)
Operating income (loss)	7,394	6,301
Equity in results of non-consolidated companies	215	(12)
Financial income (expenses), net	1,232	(278)
Other taxes	(147)	(85)
Income (loss) before income taxes	8,694	5,926
Income tax benefits (expense)	(2,049)	(1,560)
Net income (loss) for the period	6,645	4,366
Less: Net income (loss) attributable to the noncontrolling interest	(121)	(49)
Net income (loss) attributable to Petrobras	6,524	4,317
Exploration and Production
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	23	62
Inter-segment net operating revenues	16,802	12,913
Net operating revenues	16,825	12,975
Cost of sales	(6,313)	(5,129)
Depreciation, depletion and amortization	(1,438)	(1,234)
Exploration, including exploratory dry holes	(470)	(464)
Impairment	0	0
Selling, general and administrative expenses	(109)	(86)
Research and development expenses	(168)	(111)
Other operating expenses	(68)	(458)
Costs and expenses	(8,566)	(7,482)
Operating income (loss)	8,259	5,493
Equity in results of non-consolidated companies	0	5
Financial income (expenses), net	0	0
Other taxes	(12)	(10)
Income (loss) before income taxes	8,247	5,488
Income tax benefits (expense)	(2,804)	(1,865)
Net income (loss) for the period	5,443	3,623
Less: Net income (loss) attributable to the noncontrolling interest	(4)	11
Net income (loss) attributable to Petrobras	5,439	3,634
Refining, Transportation & Marketing
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	17,732	15,163
Inter-segment net operating revenues	8,744	7,602
Net operating revenues	26,476	22,765
Cost of sales	(25,604)	(20,200)
Depreciation, depletion and amortization	(252)	(339)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(728)	(679)
Research and development expenses	(51)	(34)
Other operating expenses	(80)	7
Costs and expenses	(26,715)	(21,245)
Operating income (loss)	(239)	1,520
Equity in results of non-consolidated companies	143	(60)
Financial income (expenses), net	0	0
Other taxes	(15)	(14)
Income (loss) before income taxes	(111)	1,446
Income tax benefits (expense)	86	(512)
Net income (loss) for the period	(25)	934
Less: Net income (loss) attributable to the noncontrolling interest	4	(18)
Net income (loss) attributable to Petrobras	(21)	916
Gas & Power
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	1,876	1,474
Inter-segment net operating revenues	295	168
Net operating revenues	2,171	1,642
Cost of sales	(1,249)	(840)
Depreciation, depletion and amortization	(207)	(108)
Exploration, including exploratory dry holes	0	0
Impairment	0	(44)
Selling, general and administrative expenses	(206)	(217)
Research and development expenses	(9)	(9)
Other operating expenses	(25)	(53)
Costs and expenses	(1,696)	(1,271)
Operating income (loss)	475	371
Equity in results of non-consolidated companies	46	37
Financial income (expenses), net	0	0
Other taxes	(15)	(5)
Income (loss) before income taxes	506	403
Income tax benefits (expense)	(156)	(124)
Net income (loss) for the period	350	279
Less: Net income (loss) attributable to the noncontrolling interest	5	8
Net income (loss) attributable to Petrobras	355	287
Biofuel
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	13	1
Inter-segment net operating revenues	79	58
Net operating revenues	92	59
Cost of sales	(100)	(58)
Depreciation, depletion and amortization	(7)	(6)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(20)	(8)
Research and development expenses	0	0
Other operating expenses	(6)	(4)
Costs and expenses	(133)	(76)
Operating income (loss)	(41)	(17)
Equity in results of non-consolidated companies	18	0
Financial income (expenses), net	0	0
Other taxes	0	0
Income (loss) before income taxes	(23)	(17)
Income tax benefits (expense)	14	6
Net income (loss) for the period	(9)	(11)
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	(9)	(11)
International
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	3,137	2,548
Inter-segment net operating revenues	1,033	499
Net operating revenues	4,170	3,047
Cost of sales	(2,958)	(2,174)
Depreciation, depletion and amortization	(210)	(203)
Exploration, including exploratory dry holes	(54)	(75)
Impairment	0	(50)
Selling, general and administrative expenses	(220)	(191)
Research and development expenses	0	(1)
Other operating expenses	(180)	29
Costs and expenses	(3,622)	(2,665)
Operating income (loss)	548	382
Equity in results of non-consolidated companies	6	6
Financial income (expenses), net	0	0
Other taxes	(34)	(21)
Income (loss) before income taxes	520	367
Income tax benefits (expense)	(5)	(65)
Net income (loss) for the period	515	302
Less: Net income (loss) attributable to the noncontrolling interest	3	(17)
Net income (loss) attributable to Petrobras	518	285
Distribution
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	9,832	8,311
Inter-segment net operating revenues	183	176
Net operating revenues	10,015	8,487
Cost of sales	(9,137)	(7,745)
Depreciation, depletion and amortization	(54)	(50)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(511)	(406)
Research and development expenses	(1)	(1)
Other operating expenses	26	30
Costs and expenses	(9,677)	(8,172)
Operating income (loss)	338	315
Equity in results of non-consolidated companies	2	0
Financial income (expenses), net	0	0
Other taxes	(7)	(5)
Income (loss) before income taxes	333	310
Income tax benefits (expense)	(113)	(105)
Net income (loss) for the period	220	205
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	220	205
Corporate
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	0	0
Inter-segment net operating revenues	0	0
Net operating revenues	0	0
Cost of sales	0	0
Depreciation, depletion and amortization	(107)	(103)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(561)	(504)
Research and development expenses	(67)	(61)
Other operating expenses	(450)	(603)
Costs and expenses	(1,185)	(1,271)
Operating income (loss)	(1,185)	(1,271)
Equity in results of non-consolidated companies	0	0
Financial income (expenses), net	1,232	(278)
Other taxes	(64)	(30)
Income (loss) before income taxes	(17)	(1,579)
Income tax benefits (expense)	670	939
Net income (loss) for the period	653	(640)
Less: Net income (loss) attributable to the noncontrolling interest	(129)	(33)
Net income (loss) attributable to Petrobras	524	(673)
Eliminations
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	0	0
Inter-segment net operating revenues	(27,136)	(21,416)
Net operating revenues	(27,136)	(21,416)
Cost of sales	26,328	20,889
Depreciation, depletion and amortization	0	1
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	33	39
Research and development expenses	0	0
Other operating expenses	14	(5)
Costs and expenses	26,375	20,924
Operating income (loss)	(761)	(492)
Equity in results of non-consolidated companies	0	0
Financial income (expenses), net	0	0
Other taxes	0	0
Income (loss) before income taxes	(761)	(492)
Income tax benefits (expense)	259	166
Net income (loss) for the period	(502)	(326)
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	$ (502)	$ (326)